Quarterly Report
September 30, 2019
MFS®  Growth Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Alcoholic Beverages – 1.1%
Constellation Brands, Inc., “A”	70,532	$14,619,873
Pernod Ricard S.A.	23,414	4,169,984
		$18,789,857
Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	243,516	$22,871,023
Biotechnology – 1.1%
Illumina, Inc. (a)	27,090	$8,241,320
Vertex Pharmaceuticals, Inc. (a)	65,149	11,037,543
		$19,278,863
Broadcasting – 1.6%
Netflix, Inc. (a)	104,203	$27,886,807
Brokerage & Asset Managers – 1.0%
Intercontinental Exchange, Inc.	199,250	$18,384,798
Business Services – 12.9%
CoStar Group, Inc. (a)	6,947	$4,120,960
Fidelity National Information Services, Inc.	276,628	36,725,133
Fiserv, Inc. (a)	427,878	44,323,882
FleetCor Technologies, Inc. (a)	69,494	19,929,489
Global Payments, Inc.	249,856	39,727,104
MSCI, Inc.	93,626	20,387,062
PayPal Holdings, Inc. (a)	180,376	18,685,150
TransUnion	138,359	11,222,298
Verisk Analytics, Inc., “A”	205,147	32,441,947
		$227,563,025
Cable TV – 1.9%
Charter Communications, Inc., “A” (a)	46,551	$19,184,598
Comcast Corp., “A”	295,554	13,323,574
		$32,508,172
Computer Software – 15.9%
Adobe Systems, Inc. (a)	264,196	$72,984,145
Black Knight, Inc. (a)	57,035	3,482,557
Intuit, Inc.	124,690	33,160,059
Microsoft Corp.	970,007	134,860,073
Salesforce.com, Inc. (a)	246,242	36,552,162
		$281,038,996
Computer Software - Systems – 2.1%
Apple, Inc.	126,359	$28,300,625
Shopify, Inc. (a)	5,834	1,818,225
Square, Inc., “A” (a)	100,724	6,239,852
		$36,358,702
Construction – 3.4%
Sherwin-Williams Co.	57,513	$31,624,673
Vulcan Materials Co.	188,124	28,451,874
		$60,076,547

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.1%
Colgate-Palmolive Co.	303,172	$22,286,174
Estee Lauder Cos., Inc., “A”	76,298	15,179,487
		$37,465,661
Consumer Services – 0.2%
Booking Holdings, Inc. (a)	1,437	$2,820,271
Electrical Equipment – 2.3%
AMETEK, Inc.	172,651	$15,852,815
Amphenol Corp., “A”	166,544	16,071,496
Fortive Corp.	137,045	9,395,805
		$41,320,116
Electronics – 0.6%
Analog Devices, Inc.	96,773	$10,812,447
Energy - Independent – 0.3%
Pioneer Natural Resources Co.	34,783	$4,374,658
Food & Beverages – 0.2%
Monster Worldwide, Inc. (a)	52,134	$3,026,900
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	85,775	$7,986,510
Marriott International, Inc., “A”	108,043	13,437,308
Wynn Resorts Ltd.	25,648	2,788,451
		$24,212,269
General Merchandise – 1.4%
Dollar General Corp.	80,815	$12,844,736
Dollar Tree, Inc. (a)	107,774	12,303,480
		$25,148,216
Insurance – 1.6%
Aon PLC	148,919	$28,826,251
Internet – 8.6%
Alibaba Group Holding Ltd., ADR (a)	36,112	$6,039,010
Alphabet, Inc., “A” (a)	58,377	71,286,490
Alphabet, Inc., “C” (a)	23,536	28,690,384
Facebook, Inc., “A” (a)	242,617	43,205,235
Spotify Technology S.A. (a)	23,121	2,635,794
		$151,856,913
Leisure & Toys – 1.8%
Electronic Arts, Inc. (a)	207,220	$20,270,260
Take-Two Interactive Software, Inc. (a)	95,808	12,008,575
		$32,278,835
Machinery & Tools – 1.4%
Roper Technologies, Inc.	67,464	$24,057,662
Medical Equipment – 10.6%
Abbott Laboratories	265,070	$22,178,407
Boston Scientific Corp. (a)	480,474	19,550,487
Danaher Corp.	275,410	39,777,466
Edwards Lifesciences Corp. (a)	65,083	14,312,403
Medtronic PLC	282,343	30,668,097

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	55,605	$12,027,361
Thermo Fisher Scientific, Inc.	166,966	48,632,187
		$187,146,408
Other Banks & Diversified Financials – 9.2%
Mastercard, Inc., “A”	276,767	$75,161,614
Visa, Inc., “A”	506,394	87,104,832
		$162,266,446
Pharmaceuticals – 2.3%
Eli Lilly & Co.	63,463	$7,097,067
Zoetis, Inc.	272,345	33,931,464
		$41,028,531
Printing & Publishing – 0.4%
IHS Markit Ltd. (a)	111,039	$7,426,288
Railroad & Shipping – 1.7%
Canadian Pacific Railway Ltd.	64,292	$14,302,398
Union Pacific Corp.	98,551	15,963,291
		$30,265,689
Restaurants – 1.1%
Chipotle Mexican Grill, Inc., “A” (a)	11,089	$9,319,972
Starbucks Corp.	111,697	9,876,249
		$19,196,221
Specialty Stores – 8.0%
Amazon.com, Inc. (a)	57,463	$99,750,596
Costco Wholesale Corp.	54,001	15,558,228
Lululemon Athletica, Inc. (a)	32,967	6,347,137
Ross Stores, Inc.	180,817	19,862,747
		$141,518,708
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	151,306	$33,458,296
Total Common Stocks		$1,753,263,576
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 2.09% (v)	11,797,638	$11,797,638

Other Assets, Less Liabilities – (0.1)%		(983,534)
Net Assets – 100.0%		$1,764,077,680
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,797,638 and $1,753,263,576, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,753,263,576	$—	$—	$1,753,263,576
Mutual Funds	11,797,638	—	—	11,797,638
Total	$1,765,061,214	$—	$—	$1,765,061,214
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,545,398	$140,548,198	$159,297,726	$1,334	$434	$11,797,638

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$294,491	$—